Submission	Sep. 09, 2025
Submission [Line Items]
Central Index Key	0001047716
Registrant Name	LATAM AIRLINES GROUP S.A.
Registration File Number	333-280866
Form Type	F-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A